Membership Interests (Schedule of Changes to Membership Interests) (Details) - USD ($) $ in Millions		3 Months Ended			9 Months Ended		12 Months Ended
	Oct. 26, 2023	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance			$ 13,462		$ 13,462	$ 12,588	$ 12,588	$ 11,932
Net income		$ 380		$ 318	683	741	905	770	$ 713
Capital contributions	$ 116				336	318	425	705	788
Distributions					(404)	(318)	(425)	(839)	(356)
Net effects of cash flow hedges		1		1	2	2
Defined benefit pension plans				1	(20)	3	(33)	17	9
Balance		14,059			14,059		13,462	12,588	$ 11,932
Capital Accounts [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance		13,893	13,624	13,142	13,624	12,719	12,719
Net income		380		318	683	741
Capital contributions		115		106	336	318
Distributions		(149)		(106)	(404)	(318)
Balance		14,239		13,460	14,239	13,460	13,624	12,719
Accumulated Other Comprehensive Income (Loss) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance		(181)	(162)	(128)	(162)	(131)	(131)
Net effects of cash flow hedges		1		1	2	2
Defined benefit pension plans				1	(20)	3
Balance		(180)		(126)	(180)	(126)	(162)	(131)
Reclassification from regulatory assets related to employee retirement liabilities to other comprehensie income			20
Membership Interests [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance		13,712	13,462	13,014	13,462	12,588	12,588
Net income		380		318	683	741
Capital contributions		115		106	336	318
Distributions		(149)		(106)	(404)	(318)
Net effects of cash flow hedges		1		1	2	2
Defined benefit pension plans				1	(20)	3
Balance		$ 14,059		$ 13,334	$ 14,059	$ 13,334	$ 13,462	$ 12,588
Reclassification from regulatory assets related to employee retirement liabilities to other comprehensie income			$ 20